File No. 333-14048

02025311

U.S. Securities and Exchange Commission
Washington, D.C. 20549

FORM F-X

APPOINTMENT OF AGENT FOR SERVICE OF PROCESS
AND UNDERTAKING

RECD S.E.C.
MAR 27 2002
1086

A. Name of issuer or person filing ("Filer"): COMPUTERSHARE TRUST COMPANY OF CANADA

B. This is [check one]

☒ an original filing for Filer

☐ an amended filing for the Filer

C. Identify the filing in conjunction with which the Form is being filed

PROCESSED
MAR 28 2002
THOMSON
FINANCIAL

Name of registrant: Biovail Corporation

Form type: Form F-10

File Number (if known): 333-14048

Filed by: Biovail Corporation

Date Filed (if filed concurrently, so indicate): October 15, 2001

D. The Filer is incorporated and existing under the laws of Canada, and has its principal place of business at:

100 University Avenue, 12th Floor
South Tower
Toronto, Ontario
Canada M5J 2Y1
(416) 263-9342

E. The Filer designates and appoints CT Corporation System ("Agent") located at:

111 Eighth Avenue
New York, New York 10011
(212) 590-9200

as the agent of the Filer upon whom may be served any process, pleadings, subpoenas, or other papers in

(a) any investigation or administrative proceeding conducted by the Commission; and

(b) any civil suit or action brought against the Filer or to which the Filer has been joined as defendant or respondent, in any appropriate court in any place subject to the jurisdiction of any state or of the United States or any of its territories or possessions or of the District of Columbia, where the investigation, proceeding or cause of action arises out of or relates to or concerns the securities in relation to which the Filer acts as trustee pursuant to Rule 10a-5 under the Trust Indenture Act of 1939. The Filer stipulates and agrees that such civil suit or action or administrative proceeding may be commenced by the service of process upon, and that service of an administrative subpoena shall be effected by service upon such agent for service of process, and that service as aforesaid shall be taken and

held in all courts and administrative tribunals to be valid and binding as if personal service thereof had been made.

F. The Filer stipulates and agrees to appoint a successor agent for service of process and file an amended Form F-X if the Filer discharges the Agent or the Agent is unwilling or unable to accept service on behalf of the Filer at any time until six years have elapsed from the date the issuer of the securities to which such Forms and Schedules relate has ceased reporting under the Exchange Act.

The Filer stipulates and agrees to appoint a successor agent for service of process and file an amended Form F-X if the Filer discharges the Agent or the Agent is unwilling or unable to accept service on behalf of the Filer at any time during which any of the securities subject to the indenture remain outstanding.

The Filer further undertakes to advise the Commission promptly of any change to the Agent's name or address during the applicable period by amendment of this Form, referencing the file number of the relevant form in conjunction with which the amendment is being filed.

G. Each person filing this Form, other than a trustee filing in accordance with General Instruction I.(e) of this Form, undertakes to make available, in person or by telephone, representatives to respond to inquiries made by the Commission staff, and to furnish promptly, when requested to do so by the Commission staff, information relating to: the Forms, Schedules and offering statements described in General Instructions I.(a), I.(b), I.(c), I.(d) and I.(f) of this Form, as applicable; the securities to which such Forms, Schedules and offering statements relate; and the transactions in such securities.

The Filer certifies that it has duly caused this power of attorney, consent stipulation and agreement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Toronto, Country of Canada this 27th day of March, 2002.

Filer:

COMPUTERSHARE TRUST COMPANY OF CANADA

By: [signature]

Name: Tyler J. Hessians

Title: A.S.

This statement has been signed by the following person in the capacities and on the dates indicated.

CT CORPORATION SYSTEM,
as agent for service of process

By: [signature]

Name: EVE K. GREEN

Title: customer specialist

Dated: March 27, 2002